INCOME TAX - Net deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets (liability)
Startup/Organization Expenses	$ 549,352	$ 347,666
Total deferred tax assets (liability)	549,352	347,666
Valuation Allowance	$ (549,352)	$ (347,666)